Average Annual Total Returns - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund	Dec. 30, 2024
Fidelity Enduring Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	25.33%
Since Inception	9.49%	[1]
Fidelity Enduring Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.24%
Since Inception	9.29%	[1]
Fidelity Enduring Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.06%
Since Inception	7.47%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	9.53%

[1]	A From November 5, 2019 .